American Beacon Small Cap Value Fund

Supplement dated June 22, 2022 to the

Prospectus and Summary Prospectus,

each dated March 1, 2022, as previously amended or supplemented

Effective May 2, 2022, DJ Taylor of Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) was added as a Portfolio Manager for the American Beacon Small Cap Value Fund (the “Fund”). Accordingly, effective as of May 2, 2022, the following changes are made to the Fund’s Prospectus and Summary Prospectus, as applicable:

A.	On page 45 of the Prospectus and page 6 of the Summary Prospectus, under the heading “Fund Summaries - American Beacon Small Cap Value Fund - Portfolio Managers,” the information regarding Barrow Hanley is deleted and replaced with the following:

Barrow, Hanley, Mewhinney & Strauss, LLC	James S. McClure, CFA Portfolio Manager/Managing Director Since 2003	W. Coleman Hubbard, CFA Portfolio Manager/Managing Director Since 2020
DJ Taylor, CFA, CAIA Portfolio Manager/Managing Director Since 2022

B.	On page 70 of the Prospectus, under the heading “Fund Management - The Sub-Advisors - BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC (“Barrow Hanley”),” the table with the heading “American Beacon Small Cap Value Fund” is deleted and replaced with the following:

Name and Title of Portfolio Managers	Length of Service to Fund	Business Experience Past 5 Years
American Beacon Small Cap Value Fund
James S. McClure, CFA Portfolio Manager/Managing Director	Since 2003	Portfolio Manager/Barrow Hanley
W. Coleman Hubbard, CFA Portfolio Manager/Managing Director	Since 2020	Portfolio Manager/Barrow Hanley
DJ Taylor, CFA, CAIA Portfolio Manager/Managing Director	Since 2022	Portfolio Manager/Barrow Hanley

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American Beacon Small Cap Value Fund

Supplement dated June 22, 2022 to the

Statement of Additional Information, dated March 1, 2022, as previously amended or supplemented

Effective May 2, 2022, DJ Taylor of Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) was added as a Portfolio Manager for the American Beacon Small Cap Value Fund (the “Fund”). Accordingly, effective as of May 2, 2022, the following changes are made to the Fund’s Statement of Additional Information:

A.	On pages 64-65, under the heading “Portfolio Managers,” the table relating to Barrow Hanley is deleted and replaced with the following:

II.	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Barrow, Hanley, Mewhinney & Strauss, LLC
Mark Giambrone	5 ($3.6 bil)	1 ($198.4 mil)	29 ($5.5 bil)	None	None	None
W. Coleman Hubbard	1 ($14.0 mil)	None	9 ($634.9 mil)	None	None	None
Mark C. Luchsinger	4 ($183.4 mil)	2 ($349.2 mil)	76 ($7.1 bil)	None	None	None
Justin Martin	4 ($183.4 mil)	2 ($349.2 mil)	76 ($7.1 bil)	None	None	None
James S. McClure	1 ($14.0 mil)	None	9 ($634.9 mil)	None	None	None
J. Scott McDonald	4 ($183.4 mil)	2 ($349.2 mil)	76 ($7.1 bil)	None	None	None
Terry L. Pelzel	2 ($1.6 bil)	1 ($6.3 mil)	5 ($1.3 bil)	None	None	None
Deborah A. Petruzzelli	3 ($166.3 mil)	2 ($349.2 mil)	46 ($3.3 bil)	None	None	None
Matthew Routh	4 ($183.4 mil)	2 ($349.2 mil)	76 ($7.1 bil)	None	None	None
DJ Taylor[1]	1 ($8.9 mil)	None	6 ($201.8 mil)	None	None	None

1 As of May 31, 2022

B.	On page 75, under the heading “Portfolio Managers - Ownership of the Funds,” the table relating to Barrow Hanley is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Managers	Balanced Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund
Barrow, Hanley, Mewhinney & Strauss, LLC
Mark Giambrone	None	None	None	N/A
W. Coleman Hubbard	N/A	N/A	N/A	None
Mark C. Luchsinger	None	N/A	N/A	N/A
Justin Martin	None	N/A	N/A	N/A
James S. McClure	N/A	N/A	N/A	None
J. Scott McDonald	None	N/A	N/A	N/A
Terry L. Pelzel	N/A	N/A	None	N/A
Deborah A. Petruzzelli	None	N/A	N/A	N/A
Matthew Routh	None	N/A	N/A	N/A
DJ Taylor[1]	N/A	N/A	N/A	None

1 As of May 31, 2022

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